RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 1,203	$ 1,184
ICC [Member]
Statement [Line Items]
Salaries, Benefits, And Consulting Fees	$ 281	$ 285